Change in Accounting Principle (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Schedule of effects of the change to the successful efforts method
The following tables present the effects of the change to the successful efforts method in the statement of consolidated operations:

	Changes to the Statement of Consolidated Operations and Statement of Consolidated Comprehensive Income (Loss)
For the Year Ended December 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions, except per share data)
Oil revenues	$4,999	$108	$5,107
Natural gas revenues	1,157	19	1,176
NGL revenues	227	—	227
Oil and gas production revenues	6,383	127	6,510
Other	(76)	174	98
Gain (loss) on divestiture	59	222	281
Exploration	—	2,771	2,771
General and administrative	377	3	380
Depreciation, depletion, and amortization:
Oil and gas property and equipment
Recurring	3,531	(555)	2,976
Additional	25,517	(25,517)	—
Impairments	1,920	7,552	9,472
Financing costs, net	299	212	511
Current income tax provision	309	126	435
Deferred income tax provision (benefit)	(5,778)	4,333	(1,445)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(22,757)	11,598	(11,159)
Net loss attributable to noncontrolling interest	(409)	94	(315)
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(22,348)	11,504	(10,844)
Net income (loss) from discontinued operations, net of tax	(771)	1,263	492
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(23,119)	12,767	(10,352)

Per Common Share
Basic net loss from continuing operations per share	$(59.16)	$30.46	$(28.70)
Basic net income (loss) from discontinued operations per share	(2.04)	3.34	1.30
Basic net loss per share	$(61.20)	$33.80	$(27.40)

Diluted net loss from continuing operations per share	$(59.16)	$30.46	$(28.70)
Diluted net income (loss) from discontinued operations per share	(2.04)	3.34	1.30
Diluted net loss per share	$(61.20)	$33.80	$(27.40)

Other Comprehensive Income
Pension and postretirement benefit plan, net of tax	$—	$(3)	$(3)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	(23,119)	12,764	(10,355)

	Changes to the Statement of Consolidated Operations and Statement of Consolidated Comprehensive Income (Loss)
For the Year Ended December 31, 2014	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions, except per share data)
Oil revenues	$10,040	$70	$10,110
Natural gas revenues	1,983	34	2,017
NGL revenues	668	—	668
Oil and gas production revenues	12,691	104	12,795
Other	290	(5)	285
Gain (loss) on divestiture	(180)	(1,428)	(1,608)
Exploration	—	2,499	2,499
General and administrative	451	2	453
Depreciation, depletion, and amortization:
Oil and gas property and equipment
Recurring	4,388	(193)	4,195
Additional	5,001	(5,001)	—
Impairments	1,919	5,183	7,102
Financing costs, net	211	202	413
Current income tax provision	1,177	104	1,281
Deferred income tax provision (benefit)	(514)	(1,285)	(1,799)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(3,472)	(2,840)	(6,312)
Net income attributable to noncontrolling interest	343	(2)	341
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(3,815)	(2,838)	(6,653)
Net loss from discontinued operations, net of tax	(1,588)	(119)	(1,707)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(5,403)	(2,957)	(8,360)

Per Common Share
Basic net loss from continuing operations per share	$(9.93)	$(7.39)	$(17.32)
Basic net loss from discontinued operations per share	(4.13)	(0.31)	(4.44)
Basic net loss per share	$(14.06)	$(7.70)	$(21.76)

Diluted net loss from continuing operations per share	$(9.93)	$(7.39)	$(17.32)
Diluted net loss from discontinued operations per share	(4.13)	(0.31)	(4.44)
Diluted net loss per share	$(14.06)	$(7.70)	$(21.76)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$(5,404)	$(2,957)	$(8,361)

	Changes to the Statement of Consolidated Operations and Statement of Consolidated Comprehensive Income (Loss)
For the Year Ended December 31, 2013	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions, except per share data)
Oil revenues	$11,853	$17	$11,870
Natural gas revenues	2,266	37	2,303
NGL revenues	652	—	652
Oil and gas production revenues	14,771	54	14,825
Other	(333)	18	(315)
Gain (loss) on divestiture	—	(1,231)	(1,231)
Exploration	—	942	942
General and administrative	481	10	491
Depreciation, depletion, and amortization:
Oil and gas property and equipment
Recurring	4,534	171	4,705
Additional	995	(995)	—
Other assets	337	15	352
Impairments	—	1,443	1,443
Financing costs, net	229	216	445
Current income tax provision	1,619	54	1,673
Deferred income tax provision (benefit)	309	(1,041)	(732)
NET INCOME FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	1,980	(1,974)	6
NET INCOME (LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,880	(1,974)	(94)
Net income from discontinued operations, net of tax	308	130	438
NET INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS	2,188	(1,844)	344

Per Common Share
Basic net income (loss) from continuing operations per share	$4.75	$(4.99)	$(0.24)
Basic net income from discontinued operations per share	0.78	0.33	1.11
Basic net loss per share	$5.53	$(4.66)	$0.87

Diluted net income (loss) from continuing operations per share	$4.74	$(4.98)	$(0.24)
Diluted net income from discontinued operations per share	0.76	0.35	1.11
Diluted net income per share	$5.50	$(4.63)	$0.87

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK	$2,204	$(1,844)	$360

The following tables present the effects of the change to the successful efforts method in the statement of consolidated cash flows:

	Changes to the Statement of Consolidated Cash Flows
For the Year Ended December 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Net income (loss) including noncontrolling interest	$(23,528)	$12,861	$(10,667)
Loss (income) from discontinued operations	771	(1,263)	(492)
Loss (gain) on divestitures, net	(59)	(222)	(281)
Exploratory dry hole expense and unproved leasehold impairments	—	2,595	2,595
Depreciation, depletion, and amortization	29,372	(26,072)	3,300
Impairments	1,920	7,552	9,472
Other noncash items, net	161	(154)	7
Provision for (benefit from) deferred income taxes	(5,778)	4,333	(1,445)
Changes in operating assets and liabilities	(170)	90	(80)
Net cash provided by operating activities - continuing operations	2,834	(280)	2,554
Net cash provided by operating activities - discontinued operations	150	(37)	113
Additions to oil and gas property	(4,578)	370	(4,208)
Net cash used in investing activities - continuing operations	(3,659)	370	(3,289)
Net cash provided by investing activities - discontinued operations	4,335	37	4,372
NET INCREASE (DECREASE) IN CASH	698	90	788
BEGINNING CASH BALANCE	769	(90)	679
ENDING CASH BALANCE	1,467	—	1,467

	Changes to the Statement of Consolidated Cash Flows
For the Year Ended December 31, 2014	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Net income (loss) including noncontrolling interest	$(5,060)	$(2,959)	$(8,019)
Loss (income) from discontinued operations	1,588	119	1,707
Loss (gain) on divestitures, net	180	1,428	1,608
Exploratory dry hole expense and unproved leasehold impairments	—	2,294	2,294
Depreciation, depletion, and amortization	9,720	(5,194)	4,526
Impairments	1,919	5,183	7,102
Provision for (benefit from) deferred income taxes	(514)	(1,285)	(1,799)
Changes in operating assets and liabilities	(239)	(90)	(329)
Net cash provided by operating activities - continuing operations	7,517	(504)	7,013
Net cash provided by operating activities - discontinued operations	944	—	944
Additions to oil and gas property	(9,022)	414	(8,608)
Net cash used in investing activities - continuing operations	(8,585)	414	(8,171)
Net cash used in investing activities - discontinued operations	(219)	—	(219)
NET INCREASE (DECREASE) IN CASH	(1,137)	(90)	(1,227)
BEGINNING CASH BALANCE	1,906	—	1,906
ENDING CASH BALANCE	769	(90)	679

	Changes to the Statement of Consolidated Cash Flows
For the Year Ended December 31, 2013	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Net income (loss) including noncontrolling interest	$2,288	$(1,844)	$444
Loss (income) from discontinued operations	(308)	(130)	(438)
Loss (gain) on divestitures, net	—	1,231	1,231
Exploratory dry hole expense and unproved leasehold impairments	—	729	729
Depreciation, depletion, and amortization	5,866	(809)	5,057
Impairments	—	1,443	1,443
Provision for (benefit from) deferred income taxes	309	(1,041)	(732)
Net cash provided by operating activities - continuing operations	8,685	(421)	8,264
Net cash provided by operating activities - discontinued operations	1,150	14	1,164
Additions to oil and gas property	(8,663)	421	(8,242)
Net cash used in investing activities - continuing operations	(5,256)	421	(4,835)
Net cash used in investing activities - discontinued operations	(1,860)	(14)	(1,874)
NET INCREASE (DECREASE) IN CASH	1,746	—	1,746
BEGINNING CASH BALANCE	160	—	160
ENDING CASH BALANCE	1,906	—	1,906
The following tables present the effects of the change to the successful efforts method in the consolidated balance sheet:

	Changes to the Consolidated Balance Sheet
December 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
PROPERTY AND EQUIPMENT:
Property and equipment - cost	$93,825	$(47,675)	$46,150
Less: Accumulated depreciation, depletion, and amortization	(79,706)	54,394	(25,312)
PROPERTY AND EQUIPMENT, NET	14,119	6,719	20,838
TOTAL ASSETS	18,781	6,719	25,500
Income taxes	1,072	1,457	2,529
Paid-in capital	12,467	152	12,619
Accumulated deficit (1)	(7,153)	5,173	(1,980)
Accumulated other comprehensive loss	(116)	(3)	(119)
Noncontrolling interest	1,662	(60)	1,602
TOTAL EQUITY	4,228	5,262	9,490

	Changes to the Consolidated Balance Sheet
December 31, 2014	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Cash and cash equivalents	$769	$(90)	$679
Receivables, net of allowance	2,024	(5)	2,019
Inventories	708	(27)	681
Drilling advances	388	(105)	283
Current assets held for sale	1,628	1,753	3,381
Deferred tax asset	769	121	890
PROPERTY AND EQUIPMENT:
Property and equipment - cost	103,458	(42,000)	61,458
Less: Accumulated depreciation, depletion, and amortization	(55,382)	28,569	(26,813)
PROPERTY AND EQUIPMENT, NET	48,076	(13,431)	34,645
Deferred charges and other	1,394	163	1,557
TOTAL ASSETS	55,885	(11,621)	44,264
Accounts payable	1,210	(100)	1,110
Current liabilities held for sale	19	409	428
Other current liabilities	2,435	(195)	2,240
Income taxes	9,499	(4,006)	5,493
Noncurrent asset retirement obligations	3,048	(133)	2,915
Paid-in capital	12,438	152	12,590
Retained earnings (1)	16,249	(7,594)	8,655
Noncontrolling interest	2,200	(154)	2,046
TOTAL EQUITY	28,137	(7,596)	20,541
*In conjunction with recasting the financial information for the adoption of the successful efforts method of accounting, we corrected certain immaterial errors in the North Sea pertaining to the improper calculation of deferred tax liabilities associated with capitalized interest under the full cost method.
(1) The cumulative effect of the change to the successful efforts method on retained earnings (accumulated deficit) as of January 1, 2013 was a decrease of $2.8 billion.